Note Payable and Line of Credit (Details) (USD $)	12 Months Ended			0 Months Ended						0 Months Ended							0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 28, 2012 Secured Debt CoBank Loan	Dec. 31, 2012 Secured Debt CoBank Loan	Dec. 31, 2011 Secured Debt CoBank Loan	Sep. 28, 2012 Term Loan CoBank Loan	Dec. 31, 2012 Revolving Credit Facility CoBank Loan	Sep. 28, 2012 Revolving Credit Facility CoBank Loan	Mar. 24, 2010 Senior Loans Mahrt Loan	Mar. 25, 2010 Senior Loans Mahrt Loan	Dec. 31, 2012 One, Two, or Three-Month LIBOR Secured Debt Minimum CoBank Loan	Dec. 31, 2012 One, Two, or Three-Month LIBOR Secured Debt Maximum CoBank Loan	Dec. 31, 2012 Base Rate [Member] Secured Debt CoBank Loan	Dec. 31, 2012 Base Rate [Member] Secured Debt Minimum CoBank Loan	Dec. 31, 2012 Base Rate [Member] Secured Debt Maximum CoBank Loan	Sep. 28, 2012 LTV Ration Greater Than 40% Revolving Credit Facility CoBank Loan	Sep. 28, 2012 LTV Ration Greater Than 40% Revolving Credit Facility Minimum CoBank Loan	Sep. 28, 2012 LTV Ratio Between 35-40% Revolving Credit Facility CoBank Loan	Sep. 28, 2012 LTV Ratio Between 35-40% Revolving Credit Facility Minimum CoBank Loan	Sep. 28, 2012 LTV Ratio Between 35-40% Revolving Credit Facility Maximum CoBank Loan	Sep. 28, 2012 LTV Ration Less Than 35% Revolving Credit Facility CoBank Loan	Sep. 28, 2012 LTV Ration Less Than 35% Revolving Credit Facility Maximum CoBank Loan
Debt Instrument [Line Items]
Amount of prior loan amended and restated											$ 211,000,000
Maximum borrowing capacity				148,000,000			133,000,000		15,000,000
Optional increase to maximum borrowings							50,000,000
Proceeds from issuance of secured debt	133,000,000	0	0
Secured debt	132,356,123	122,025,672						132,400,000
Basis spread on variable rate (percent)												2.00%	2.75%	1.50%	1.00%	1.75%
Fee for unused portion of borrowing capacity (percent)																	0.375%		0.25%			0.20%
Line of credit facility covenant term, loan to value ratio																		40.00%		35.00%	40.00%		35.00%
Threshold for mandatory repayment, cost basis of dispositions				4,000,000
Mandatory prepayment loan-to-collateral threshold				40.00%
Threshold for mandatory repayment, lease termination proceeds				2,000,000
Threshold for mandatory repayment, lease termination proceeds, aggregate				$ 5,000,000
Maximum loan-to-collateral value ratio required				45.00%
Minimum fixed-charge coverage ratio required				1.05
Loan-to-collateral-value ratio, funding requirement threshold	35.00%
Weighted average interest rate					2.62%	3.71%
Maximum number of months of interest, funding requirement				6 months
Minimum number of months of interest, funding requirement				3 months
Term of loan agreement (years)										5 years